Fees Summary	Apr. 02, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,139,000
Previously Paid Amount	0.00
Total Fee Amount	174.38
Total Offset Amount	0.00
Net Fee	174.38
Narrative - Max Aggregate Offering Price	$ 1,139,000
Final Prospectus	true